CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total revenues	$ 32,577	$ 18,714
Total cost of revenues	20,980	11,975
Gross profit	11,597	6,739
Operating expenses:
Research and development, net	4,239	3,040
Marketing and selling	2,385	1,870
General and administrative	4,293	3,230
Total operating expenses	10,917	8,140
Operating income (loss)	680	(1,401)
Total financial income, net (Note 10)	197	43
Net income (loss)	877	(1,358)
Net loss attributable to non controlling shareholders		(309)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 877	$ (1,049)
Basic and diluted net income (loss) from continuing operations per ordinary share	$ 0.02	$ (0.03)
Basic and diluted net income from discontinued operations per ordinary share	0.00	0.00
Basic and diluted net income (loss) per ordinary share	$ 0.02	$ (0.03)
Weighted average number of ordinary shares used for computing basic net income (loss) per share	43,041,405	38,017,281
Weighted average number of ordinary shares used for computing diluted net income (loss) per share	44,002,634	38,570,290
Products [Member]
Total revenues	$ 31,812	$ 18,364
Total cost of revenues	20,840	11,899
Services [Member]
Total revenues	765	350
Total cost of revenues	$ 140	$ 76